Exhibit 99.1

World Omni Auto Receivables Trust 2025-C
Monthly Servicer Certificate
November 30, 2025

Dates Covered
Collections Period	11/01/25 - 11/30/25
Interest Accrual Period	11/17/25 - 12/14/25
30/360 Days	30
Actual/360 Days	28
Distribution Date	12/15/25

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 10/31/25	1,075,515,594.21	41,225
Yield Supplement Overcollateralization Amount 10/31/25	71,308,219.87	0
Receivables Balance 10/31/25	1,146,823,814.08	41,225
Principal Payments	37,641,333.49	1,278
Defaulted Receivables	1,260,610.32	34
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 11/30/25	68,141,686.80	0
Pool Balance at 11/30/25	1,039,780,183.47	39,913

Pool Statistics	$ Amount	# of Accounts
Pool Factor	85.03%
Prepayment ABS Speed	1.64%
Aggregate Starting Principal Balance	1,302,934,912.86	45,742

Delinquent Receivables:
Past Due 31-60 days	10,184,623.18	428
Past Due 61-90 days	3,997,167.73	126
Past Due 91-120 days	641,416.53	28
Past Due 121+ days	0.00	0
Total	14,823,207.44	582

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.34%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.42%
Delinquency Trigger Occurred	NO

Recoveries	715,515.86
Aggregate Net Losses/(Gains) - November 2025	545,094.46
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.57%
Prior Net Losses/(Gains) Ratio	0.94%
Second Prior Net Losses/(Gains) Ratio	0.26%
Third Prior Net Losses/(Gains) Ratio	0.14%
Four Month Average	0.48%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.15%

Overcollateralization Target Amount	9,358,021.65
Actual Overcollateralization	9,358,021.65
Weighted Average Contract Rate	6.34%
Weighted Average Contract Rate, Yield Adjusted	9.34%
Weighted Average Remaining Term	58.24

Flow of Funds	$ Amount
Collections	44,115,739.37
Investment Earnings on Cash Accounts	14,338.99
Servicing Fee	(955,686.51)
Transfer to Collection Account	-
Available Funds	43,174,391.85

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	3,482,796.51
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	134,478.50
(5) Noteholders' Second Priority Principal Distributable Amount	7,755,770.39
(6) Class C Interest	70,455.00
(7) Noteholders' Third Priority Principal Distributable Amount	18,300,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	9,358,021.65
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	4,072,869.80

Total Distributions of Available Funds	43,174,391.85

Servicing Fee	955,686.51
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	1,163,710,000.00
Original Class B	36,510,000.00
Original Class C	18,300,000.00

Total Class A, B, & C
Note Balance @ 11/17/25	1,065,835,953.86
Principal Paid	35,413,792.04
Note Balance @ 12/15/25	1,030,422,161.82

Class A-1
Note Balance @ 11/17/25	93,215,953.86
Principal Paid	35,413,792.04
Note Balance @ 12/15/25	57,802,161.82
Note Factor @ 12/15/25	23.5063692%

Class A-2a
Note Balance @ 11/17/25	233,000,000.00
Principal Paid	0.00
Note Balance @ 12/15/25	233,000,000.00
Note Factor @ 12/15/25	100.0000000%

Class A-2b
Note Balance @ 11/17/25	185,000,000.00
Principal Paid	0.00
Note Balance @ 12/15/25	185,000,000.00
Note Factor @ 12/15/25	100.0000000%

Class A-3
Note Balance @ 11/17/25	418,000,000.00
Principal Paid	0.00
Note Balance @ 12/15/25	418,000,000.00
Note Factor @ 12/15/25	100.0000000%

Class A-4
Note Balance @ 11/17/25	81,810,000.00
Principal Paid	0.00
Note Balance @ 12/15/25	81,810,000.00
Note Factor @ 12/15/25	100.0000000%

Class B
Note Balance @ 11/17/25	36,510,000.00
Principal Paid	0.00
Note Balance @ 12/15/25	36,510,000.00
Note Factor @ 12/15/25	100.0000000%

Class C
Note Balance @ 11/17/25	18,300,000.00
Principal Paid	0.00
Note Balance @ 12/15/25	18,300,000.00
Note Factor @ 12/15/25	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	3,687,730.01
Total Principal Paid	35,413,792.04
Total Paid	39,101,522.05

Class A-1
Coupon	4.35900%
Interest Paid	316,033.16
Principal Paid	35,413,792.04
Total Paid to A-1 Holders	35,729,825.20

Class A-2a
Coupon	4.19000%
Interest Paid	813,558.33
Principal Paid	0.00
Total Paid to A-2a Holders	813,558.33

Class A-2b
SOFR Rate	4.14202%
Coupon	4.49202%
Interest Paid	646,351.77
Principal Paid	0.00
Total Paid to A-2b Holders	646,351.77

Class A-3
Coupon	4.08000%
Interest Paid	1,421,200.00
Principal Paid	0.00
Total Paid to A-3 Holders	1,421,200.00

Class A-4
Coupon	4.19000%
Interest Paid	285,653.25
Principal Paid	0.00
Total Paid to A-4 Holders	285,653.25

Class B
Coupon	4.42000%
Interest Paid	134,478.50
Principal Paid	0.00
Total Paid to B Holders	134,478.50

Class C
Coupon	4.62000%
Interest Paid	70,455.00
Principal Paid	0.00
Total Paid to C Holders	70,455.00

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	3.0264009
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	29.0629551
Total Distribution Amount	32.0893560

A-1 Interest Distribution Amount	1.2852101
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	144.0170477
Total A-1 Distribution Amount	145.3022578

A-2a Interest Distribution Amount	3.4916667
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	3.4916667

A-2b Interest Distribution Amount	3.4937934
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	3.4937934

A-3 Interest Distribution Amount	3.4000000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	3.4000000

A-4 Interest Distribution Amount	3.4916667
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	3.4916667

B Interest Distribution Amount	3.6833333
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	3.6833333

C Interest Distribution Amount	3.8500000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	3.8500000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	219.00
Noteholders' Third Priority Principal Distributable Amount	516.75
Noteholders' Principal Distributable Amount	264.25

Account Balances	$ Amount
Reserve Account
Balance as of 11/17/25	3,046,305.69
Investment Earnings	9,390.91
Investment Earnings Paid	(9,390.91)
Deposit/(Withdrawal)	-
Balance as of 12/15/25	3,046,305.69
Change	-

Required Reserve Amount	3,046,305.69